Goodwill (Schedule of Changes in the Carrying Amount of Goodwill) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Abstract].
Goodwill as of January 1			$ 1,323,502	$ 1,195,900
Goodwill impairment charges	$ (96,500)	$ (695,500)	(942,408)	(102,470)
Goodwill acquired			5,400	233,300
Translation differences			(2,700)	(3,200)
Goodwill as of December 31	$ 383,853		$ 383,853	$ 1,323,502	$ 1,195,900